Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	382,932.02
Total Transaction Valuation	4,401,517,421.25
Total Offset Amount	382,932.02
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A